Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fee income	$ 10
Interest income	31
Dividends received		$ 168
Royalty expenses	(210)
Credit losses on corporate guarantees	(3,134)
ECL allowance under IFRS 9	(46)	$ (311)
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(811)
IFRS 9
Related Party Transaction [Line Items]
ECL allowance under IFRS 9	$ (16)